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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21425


                          Pioneer Oak Ridge Large Cap Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  August 31, 2004


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


               Pioneer Oak Ridge Large Cap Growth Fund
               Schedule of Investments 8/31/04 (unaudited)

   Shares                                                                             Value
               COMMON STOCKS - 92.1 %
               Energy - 7.3 %
               Oil & Gas Drilling - 2.0 %
      13,055   BJ Services Co. *                                            $                627,293
               Oil & Gas Exploration & Production - 5.3 %
      16,965   Apache Corp.                                                 $                758,166
      32,830   XTO Energy, Inc.                                                              920,553
                                                                            $              1,678,719
               Total Energy                                                 $              2,306,012
               Capital Goods - 7.0 %
               Aerospace & Defense - 2.0 %
       9,920   L-3 Communications Holdings, Inc.                            $                621,389
               Electrical Component & Equipment - 2.0 %
      18,970   General Electric Co.                                         $                622,026
               Industrial Conglomerates - 3.0 %
      19,000   Danaher Corp.                                                $                976,980
               Total Capital Goods                                          $              2,220,395
               Transportation - 2.8 %
               Air Freight & Couriers - 2.8 %
      10,620   FedEx Corp.                                                  $                870,734
               Total Transportation                                         $                870,734
               Hotels, Restaurants & Leisure - 1.0 %
               Casinos & Gaming - 1.0 %
      11,345   International Game Technology                                $                327,303
               Total Hotels, Restaurants & Leisure                          $                327,303
               Media - 2.2 %
               Broadcasting & Cable TV - 2.2 %
      21,235   Univision Communications, Inc. *                             $                700,755
               Total Media                                                  $                700,755
               Retailing - 9.3 %
               Computer & Electronics Retail - 1.6 %
      11,720   Best Buy Co., Inc.                                           $                545,214
               Home Improvement Retail - 2.0 %
      12,290   Lowe's Companies, Inc.                                       $                610,813
               Internet Retail - 2.9 %
      10,620   eBAY, Inc. *                                                 $                919,055
               Specialty Stores - 2.8 %
      30,335   Staples, Inc.                                                $                870,008
               Total Retailing                                              $              2,945,090
               Food & Drug Retailing - 4.9 %
               Food Distributors - 2.3%
      22,880   Sysco Corp.                                                  $                735,362
               Hypermarkets & Supercenters - 2.6 %
      15,650   Wal-Mart Stores, Inc.                                        $                824,286
               Total Food & Drug Retailing                                  $              1,559,648
               Household & Personal Products - 3.7 %
               Household Products - 3.7 %
      21,020   Procter & Gamble Co.                                         $              1,176,489
               Total Household & Personal Products                          $              1,176,489
               Health Care Equipment & Services - 10.0 %
               Health Care Distributors - 1.6 %
      19,020   Teva Pharmaceutical Industries Ltd. (A.D.R.)                 $                518,295
               Health Care Equipment - 2.2 %
       9,525   Zimmer Holdings, Inc. *                                      $                679,133
               Health Care Services - 3.9 %
      20,850   Caremark Rx, Inc. *                                          $                598,395
       7,425   Quest Diagnostics, Inc.                                                       635,580
                                                                            $              1,233,975
               Health Care Supplies - 2.3 %
       9,710   Alcon, Inc.                                                  $                726,696
               Total Health Care Equipment & Services                       $              3,158,099
               Pharmaceuticals & Biotechnology - 6.5 %
               Biotechnology - 4.0 %
       6,150   Amgen, Inc. *                                                $                364,634
      17,880   Genentech, Inc. *                                                             872,186
                                                                            $              1,236,820
               Pharmaceuticals - 2.5 %
      25,350   Pfizer, Inc.                                                 $                828,185
               Total Pharmaceuticals & Biotechnology                        $              2,065,005
               Banks - 5.5 %
               Diversified Banks - 5.5 %
      37,995   Popular, Inc.                                                $                919,479
      27,380   U.S. Bancorp                                                                  807,710
                                                                            $              1,727,189
               Total Banks                                                  $              1,727,189
               Diversified Financials - 6.9 %
               Consumer Finance - 4.0 %
      12,295   American Express Co.                                         $                614,996
      17,320   SLM Corp.                                                                     675,826
                                                                            $              1,290,822
               Diversified Financial Services - 2.9 %
      19,000   Citigroup, Inc.                                              $                885,020
               Total Diversified Financials                                 $              2,175,842
               Insurance - 4.2 %
               Life & Health Insurance - 2.0 %
      16,205   Aflac, Inc.                                                  $                649,821
               Multi-Line Insurance - 2.2 %
       9,620   American International Group, Inc.                           $                685,329
               Total Insurance                                              $              1,335,150
               Software & Services - 7.6 %
               Application Software - 3.0 %
      33,500   Microsoft Corp.                                              $                914,550
               Data Processing & Outsourced Services - 4.6 %
      14,530   Affiliated Computer Services, Inc. *                         $                789,415
      16,210   First Data Corp.                                                              684,873
                                                                            $              1,474,288
               Total Software & Services                                    $              2,388,838
               Technology Hardware & Equipment - 11.6 %
               Communications Equipment - 3.1 %
      25,705   Qualcomm, Inc.                                               $                978,075
               Computer Hardware - 4.4 %
      24,555   Dell, Inc. *                                                 $                855,496
       6,145   IBM Corp.                                                                     520,420
                                                                            $              1,375,916
               Electronic Manufacturing Services - 1.5 %
      24,555   Jabil Circuit, Inc. *                                        $                506,570
               Technology Distributors - 2.6 %
      13,955   Fisher Scientific International, Inc. *                      $                795,016
               Total Technology Hardware & Equipment                        $              3,655,577
               Semiconductors - 1.6 %
               Semiconductors - 1.6 %
      25,335   Texas Instruments, Inc.                                      $                495,046
               Total Semiconductors                                         $                495,046
               TOTAL COMMON STOCKS
               (Cost   $28,035,056)                                         $             29,107,172

 Principal
   Amount                                                                             Value
               TEMPORARY CASH INVESTMENTS - 8.9 %
               Repurchase Agreement - 8.9 %
  $2,800,000   UBS Warburg, Inc.,  1.45%, dated 8/31/04, repurchase price of $2,800,000 plus accrued interest on 9/1/04 collateralized
               by $2,692,000 U.S. Treasury Bond, 5.875%, 11/15/05           $              2,800,000
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost   $2,800,000)                                          $              2,800,000

               TOTAL INVESTMENT IN SECURITIES - 101.0%
               (Cost   $30,835,056)(a)                                      $             31,907,172

               OTHER ASSETS AND LIABILITIES - (1.0)%                        $              (309,333)

               TOTAL NET ASSETS - 100.0%                                    $             31,597,839

          *    Non-income producing security.

   (A.D.R.)    American Depository Receipt

        (a)    At August 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $30,835,056 was as follows:

               Aggregate gross unrealized gain for all investments in which
               there is an excess of value over tax cost                    $      1,296,788

               Aggregate gross unrealized loss for all investments in which
               there is an excess of tax cost over value                            (224,672)

               Net unrealized gain                                          $      1,072,116



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Oak Ridge Large Cap Growth Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 29, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 29, 2004

* Print the name and title of each signing officer under his or her signature.